Other Receivables, Net	12 Months Ended
Mar. 31, 2025
Other Receivables, Net [Abstract]
Other Receivables, Net

Note 6 — Other receivables, net

Other receivables, net included the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Other receivables	434,088	450,084	57,852
Less: Provision for credit losses	(729)	(1,288)	(166)
Total Other receivables, net	$433,359	$448,796	$57,686

Other receivables include the out-of-pocket payments paid on behalf of and to be collected from the Company’s service clients.

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Beginning balance	$151,916	$729	$94
Cumulative-effect adjustment of adoption of CECL	(125,657)	-	-
Addition	18,368	559	72
Write-off	(43,898)	-	-
Ending balance	$729	$1,288	$166

The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 and recorded a cumulative-effect adjustment of HKD 125,657 for the application of a CECL model which resulted in a reduction in the beginning balance of provision for credit losses for other receivables as of April 1, 2023.

For the years ended March 31, 2023, 2024 and 2025, the Company accrued additional provision for the credit losses for other receivables in an amount of HKD 124,534, HKD 18,368 and HKD 559 (US$72), respectively, on its consolidated statements of income and comprehensive income.

During the years ended March 31, 2024 and 2025, the Company had written off the uncollectible receivables in an amount of HKD 43,898 and HKD nil (US$ nil), respectively.